091-17293

For Internal Use Only	RECEIVED	Submit 1 Original		OMB Approval No.:
Sec File No. 91 -		and 9 Copies		Expires:

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2014 JUN 10 PM 12: 05

SEC / MR

SEC Mail Processing Section

JUN 10 2014

Washington DC

404

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

14010460

4. Name of Underlying Instrument:

MSCI World Quality Mix Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based.

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

QWLD

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE, LONDON, SIX SWISS, TOKYO, MADRID, EURONEXT PARIS, NASDAQ, XETRA, EURONEXT, AMSTERDAM, EURONEXT BRUSSELS, ASX, TORONTO, HONG KONG, OSLO, OMX NORDIC STOCKHOLM, VIENNA, OMX NORDIC COPENHAGEN, SINGAPORE, MILAN, NEW ZEALAND, EURONEXT LISBON, TEL AVIV, DUBLIN, NYSE MKT, OMX NORDIC HELSINKI, JASDAQ

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Sudhir Bhattacharyya

Title:

Vice President

Telephone Number:

(212) 656-2920

Manual Signature of Official Responsible for Form:

June 9, 2014

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN 10 2014

Sudhir Bhattacharyya
Vice President

NYSE Arca, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.2920
sbhattacharyya@nyx.com

NYSE ARCA

RECEIVED
2014 JUN 10 PM 12: 04
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SEC
Mail Processing
Section
JUN 10 2014
Washington DC
404

Via Overnight Mail

June 9, 2014

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **SPDR MSCI EAFE Quality Mix ETF**
SPDR MSCI World Quality Mix ETF
SPDR MSCI Emerging Markets Quality Mix ETF

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

- SPDR MSCI EAFE Quality Mix ETF — QEFA
- SPDR MSCI World Quality Mix ETF — QWLD
- SPDR MSCI Emerging Markets Quality Mix ETF — QEMM

If you have any questions, please do not hesitate to call me at (212) 656-2920.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN 10 2014